Note 8 - Stockholders' Equity (Detail) - Assumptions Used in Calculating Fair Value of Warrants Issued (Warrant [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Expected Volatility			44.81%
Risk free Interest rates			2.36%
Expected lives (years)		5 years	5 years
Minimum [Member]
Expected Volatility	40.96%	48.67%
Risk free Interest rates	0.19%	0.81%
Expected lives (years)	1 year 219 days
Maximum [Member]
Expected Volatility	46.88%	49.36%
Risk free Interest rates	0.77%	1.13%
Expected lives (years)	5 years